Commitments and contingencies - Debt Covenant Ratios (Details)	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Other Commitments [Line Items]
Leverage Ratio	1.02
Debt covenants
Other Commitments [Line Items]
Fixed Charge Coverage Ratio	2.16	2.11	2.11	1.91
Leverage Ratio	3.22	3.24	3.30	3.35